Selected Quarterly Information (Unaudited)	12 Months Ended
Aug. 25, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Information (Unaudited)
(15)	Selected Quarterly Information (Unaudited)

The following tables set forth certain data from the Company's consolidated statements of operations for each of the quarters in the fiscal years ended August 25, 2017 and August 26, 2016.

The unaudited quarterly consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements contained herein and include all adjustments that the Company considers necessary for a fair presentation of such information when read in conjunction with the Company's annual audited consolidated financial statements and notes thereto appearing elsewhere in this report. The operating results for any quarter are not necessarily indicative of the results for any subsequent period or for the entire fiscal year.

	Three Months Ended
	Aug 25, 2017*	May 26, 2017	Feb 24, 2017**	Nov 25, 2016	Aug 26, 2016	May 27, 2016	Feb 26, 2016	Nov 27, 2015
	(unaudited, in thousands except per share amounts)
Net sales	$223,019	$206,974	$171,954	$159,344	$146,201	$149,609	$116,961	$121,652
Gross profit	$48,008	$47,375	$37,157	$29,710	$29,876	$30,612	$23,096	$23,348
Income (loss) from operations	$20,568	$20,385	$9,304	$3,617	$3,999	$5,137	$(364)	$(2,587)
Net income (loss)	$(10,209)	$7,958	$(2,337)	$(3,207)	$(1,461)	$(1,345)	$(6,335)	$(10,819)
Earnings per share
Basic	$(0.48)	$0.57	$(0.17)	$(0.23)	$(0.11)	$(0.10)	$(0.46)	$(0.78)
Diluted	$(0.48)	$0.50	$(0.17)	$(0.23)	$(0.11)	$(0.10)	$(0.46)	$(0.78)
Shares used in per share calculation
Basic	21,435	13,986	13,870	13,870	13,832	13,832	13,831	13,838
Diluted	21,435	15,955	13,870	13,870	13,865	13,832	13,831	13,838

*

Included $6.7 million loss on early payment of term loan for principal amount of $61.1 million in June 2017 related to IPO, and $15.2 million loss on extinguishment of long-term debt for principal payment of $151.0 million in August 2017.

**

Included $1.7 million debt extension costs associated with the amendment of our senior secured term loan and revolving credit facility in November 2016, and $1.4 million loss on a February 2017 extinguishment.